Financial statements of Barclays PLC, Parent company accounts - Cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of profit before tax to net cash flows from operating activities:
(Loss)/profit before tax		£ 3,065	£ 4,357	[1]	£ 3,494	[1]
Impairment of subsidiary		4,838	1,912	[1]	1,468	[1]
Other non-cash items	[2]	(2,977)	(280)	[1]	(4,488)	[1]
Net cash generated from operating activities		57,505	(502)	[1]	9,188	[1]
Net cash used in investing activities		(18,376)	(23,965)	[1]	1,247	[1]
Cash flows from financing activities
Issue of shares and other equity instruments		1,165	3,582	[1]	1,964	[1]
Redemption of other equity instruments		(1,056)	(2,668)	[1]	(3,582)	[1]
Proceeds of borrowings and issuance of subordinated debt		1,438	1,352	[1]	221	[1]
Coupons paid on other equity instruments		(12)	84	[1]	1,191	[1]
Net cash generated from financing activities		2,732	690	[1]	(6,787)	[1]
Net increase in cash and cash equivalents		43,529	(27,124)	[1]	7,808	[1]
Cash and cash equivalents at beginning of the year	[1]	166,613	193,737		185,929
Cash and cash equivalents at end of the year		210,142	166,613	[1]	193,737	[1]
Barclays PLC [member]
Reconciliation of profit before tax to net cash flows from operating activities:
(Loss)/profit before tax		(1,034)	3,267		15,870
Dividends in specie		0	0		(14,294)
Other non-cash items		528	(582)		653
Changes in operating assets and liabilities		0	87		55
Net cash generated from operating activities		2,067	2,772		2,284
Capital contribution to and investment in subsidiary		(393)	(1,187)		(2,680)
Net cash used in investing activities		(393)	(1,187)		(2,680)
Cash flows from financing activities
Issue of shares and other equity instruments		1,175	3,597		1,953
Redemption of other equity instruments		(898)	(2,668)		(1,532)
Net increase in loans and advances to subsidiaries of the Parent		4,732	4,464		7,767
Net increase in debt securities in issue		3,720	2,588		9,174
Proceeds of borrowings and issuance of subordinated debt		158	1,194		0
Dividends paid		0	(1,019)		(680)
Coupons paid on other equity instruments		(857)	(813)		(752)
Net cash generated from financing activities		(1,434)	(1,585)		396
Net increase in cash and cash equivalents		240	0		0
Cash and cash equivalents at beginning of the year		0	0		0
Cash and cash equivalents at end of the year		240	0		0
Net cash generated from operating activities includes:
Dividends received		763	1,560		1,066
Interest (paid)/received		£ (175)	£ 214		£ (101)

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .

[2]

Movements in cash and cash equivalents relating to debt securities at amortised cost were previously shown within loans and advances to banks and customers in operating activities. These debt securities holdings are now considered to be part of the investing activi ty performed by the Group following a change in accounting policy and have been presented within investing activities in 2020. Comparatives have been restated. The effect of this change was to reclassify £ 11,139 m of net cash outflows from operating activit ies to investing activities in 20 19 and inflows of £ 570 m in 2018 .